Commitments and Contingencies - Summary of Commitments for Silver and Gold (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 15, 2004
Penasquito [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 24, 2007
Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 28, 2013
Sudbury [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	20 years
Date of Original Contract	Feb. 28, 2013
Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 03, 2015
Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Los Filos [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	25 years
Date of Original Contract	Oct. 15, 2004
Zinkgruvan [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 08, 2004
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 23, 2006
Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Apr. 23, 2007
Minto [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 20, 2008
Neves-Corvo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Keno Hill [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 02, 2008
Pascua-Lama [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Sep. 08, 2009
Lagunas norte [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	8.5 years
Date of Original Contract	Sep. 08, 2009
Pierina [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	8.5 years
Date of Original Contract	Sep. 08, 2009
Veladero [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	8.5 years
Date of Original Contract	Sep. 08, 2009
Rosemont [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 10, 2010
Loma de La Plata [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
777 [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Toroparu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 11, 2013
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 21, 2016
Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 12, 2017
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.32
Silver [member] | Penasquito [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	4.17
Silver [member] | Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Silver [member] | Sudbury [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Silver [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	33.75%
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	5.90
Silver [member] | Los Filos [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.34
Silver [member] | Zinkgruvan [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.34
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	8.80
Silver [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.22
Area of drilling completed	10,000
Area of drilling completed	20,000
Area of drilling completed	30,000
Top up payment on a per ounce basis - level 1	2.5
Top up payment on a per ounce basis - level 2	5
Top up payment on a per ounce basis - level 3	7
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.18
Silver [member] | Neves-Corvo [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.22
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.06
Silver [member] | Keno Hill [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Silver [member] | Pascua-Lama [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	3.90
Silver [member] | Lagunas norte [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	3.90
Silver [member] | Pierina [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	3.90
Silver [member] | Veladero [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	3.90
Silver [member] | Rosemont [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	3.90
Silver [member] | Loma de La Plata [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	12.50%
Per Ounce Cash Payment	4.00
Silver [member] | 777 [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	6.08
Silver [member] | Toroparu [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	50.00%
Per Ounce Cash Payment	3.90
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	5.90
Silver [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Penasquito [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	75.00%
Per Ounce Cash Payment	400
Gold [member] | Sudbury [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	70.00%
Per Ounce Cash Payment	400
Gold [member] | Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	50.00%
Per Ounce Cash Payment	400
Gold [member] | Los Filos [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Zinkgruvan [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	322
Gold [member] | Neves-Corvo [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Keno Hill [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Pascua-Lama [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Lagunas norte [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Pierina [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Veladero [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | Rosemont [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	450
Gold [member] | Loma de La Plata [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	0.00%
Gold [member] | 777 [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	50.00%
Per Ounce Cash Payment	412
Gold [member] | Toroparu [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	10.00%
Per Ounce Cash Payment	400
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	450
Gold [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%